SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equipment	$ 12	$ 21
Exploration and evaluation assets	39,110	39,103
CANADA
IfrsStatementLineItems [Line Items]
Equipment	5	6
Exploration and evaluation assets	2,571	2,538
GREENLAND
IfrsStatementLineItems [Line Items]
Equipment	7	15
Exploration and evaluation assets	$ 36,539	$ 36,565